UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High
Income Fund of BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock High Income Fund

OF BLACKROCK BOND FUND, INC.

SEMI-ANNUAL REPORT

MARCH 31, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the

“Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States.

Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(30.54)%	(38.09)%
Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)
International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine.
In this issue:
•Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.
•Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.
•Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.
•Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of March 31, 2009

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the benchmark Barclays Capital US Corporate
High Yield 2% Issuer Capped Index for the six-month period.

What factors influenced performance?
•The Fund’s underweight exposure to BB-rated paper hampered perform-
ance as this credit class trumped its lower-grade high yield counterparts.
The Fund’s allocation to floating rate bank loan securities was also a large detractor. This asset class severely underperformed the traditional high yield market in the fourth quarter of 2008 and, as a consequence, its return for the six-month period lagged as well. Security selection among B-rated credits also stifled performance, as did exposure to the paper sector.

•On the positive side, the Fund’s exposure to the media cable sector and a large underweight in technology aided returns.

Describe recent portfolio activity.
•Though we remained negative on the outlook for the economy, we main-
tained our constructive view on the speculative grade market throughout the period, believing that high yield offers superb downside protection with the potential for strong, “equity-like” returns. Accordingly, we partici-
pated in the high yield new-issue calendar over the six months, adding exposure to higher-quality speculative-grade companies with good cash flow streams in the cable and energy industries. We also significantly increased the Fund’s allocation to investment grade debt, as we believe that there are excellent relative value opportunities among select corporate investment grade issuers.

Describe Fund positioning at period end.
•At the end of the period, the Fund held a large underweight position relative to the benchmark in BB-rated issues, with a smaller underweight in B-rated issues; the Fund was overweight in CCC-rated issues. On a sector basis, the Fund was overweight in wireless, independent energy and metals, while it was underweight paper, technology and health care.

•Although we have seen defaults rise significantly and this trend is expected to accelerate, we contend that this risk is more than priced into the high yield market, and that the cheap valuations and huge yields offered by non-investment-grade paper provide a substantial degree of protection against downside risk. Going forward, weakening corporate earnings and high levels of leverage will likely intensify vola-
tility, but we believe that there are still promising opportunities and companies with great relative value in the high yield space.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of March 31, 2009

	Percent of
	Corporate		Percent of
	Bond		Long-Term
Credit Quality Allocation[1]	Investments	Portfolio Composition	Investments
A/A	1%	Corporate Bonds	84%
BBB/Baa	12	Floating Rate Loan Interests	12
BB/Ba	29	Non-Government Agency Mortgage-Backed Securities	2
B/B	41	Common Stocks	1
CCC/Caa	13	Preferred Securities	1
CC/Ca	1
NR (Not Rated)	3
[1] Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

4 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests principally in fixed income securities which are rated in the lower rating categories of the established rating services, or in unrated securities of comparable quality.
3 This unmanaged Index is comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Performance Summary for the Period Ended March 31, 2009

					Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	12.42%	(20.73)%	(25.90)%	N/A	(2.02)%	N/A	0.97%	N/A
Investor A	11.76	(21.00)	(26.21)	(29.16)%	(2.24)	(3.04)%	0.73	0.32%
Investor B	11.54	(21.27)	(26.68)	(29.33)	(2.78)	(3.05)	0.19	0.19
Investor C	10.94	(21.55)	(27.23)	(27.89)	(3.22)	(3.22)	(0.15)	(0.15)
Investor C1	11.54	(21.28)	(26.71)	(27.37)	(2.84)	(2.84)	0.12	0.12
Barclays Capital US Corporate High Yield 2%
Issuer Capped Index	—	(12.65)	(18.56)	N/A	(0.03)	N/A	2.75	N/A

4 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During
	October 1, 2008	March 31, 2009	the Period[5]	October 1, 2008	March 31, 2009	the Period[5]
Institutional	$1,000	$792.70	$3.62	$1,000	$1,020.86	$4.08
Investor A	$1,000	$790.00	$4.46	$1,000	$1,019.91	$5.04
Investor B	$1,000	$787.30	$7.58	$1,000	$1,016.42	$8.55
Investor C	$1,000	$784.50	$10.68	$1,000	$1,012.93	$12.04
Investor C1	$1,000	$787.20	$ 7.66	$1,000	$1,016.32	$ 8.65

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.81% for Institutional, 1.00% for Investor A, 1.70% for Investor B, 2.40% for
Investor C and 1.72% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distri-
butions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Instruments

The Fund may invest in various derivative instruments, including swap agreements and forward currency contracts, and other instruments speci-
fied in the Notes to Financial Statements, which constitute forms of eco-
nomic leverage. Such instruments are used to obtain exposure to a mar-
ket without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the
Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

6 BLACKROCK HIGH INCOME FUND MARCH 31, 2009

Schedule of Investments March 31, 2009 (Unaudited)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Aerospace & Defense — 0.4%				Construction & Engineering — 0.2%
L-3 Communications Corp., 5.875%, 1/15/15	USD	3,865	$3,584,788	Dycom Industries, Inc., 8.125%, 10/15/15	USD	2,175	$1,718,250
Airlines — 0.1%				Construction Materials — 0.4%
UAL Corp., 4.50%, 6/30/21 (a)		1,505	489,727	Nortek, Inc., 10%, 12/01/13		6,460	2,697,050
Auto Components — 1.4%				Texas Industries, Inc., 7.25%, 7/15/13		560	422,800
Allison Transmission, Inc. (b):							3,119,850
11%, 11/01/15		5,635	2,676,625	Consumer Finance — 0.0%
11.25%, 11/01/15 (c)		2,880	1,094,400	Inmarsat Finance Plc, 7.625%, 6/30/12		400	388,500
The Goodyear Tire & Rubber Co.:
6.318%, 12/01/09 (d)		1,090	1,040,950	Containers & Packaging — 4.1%
7.857%, 8/15/11		3,530	2,894,600	Berry Plastics Corp., 5.844%, 2/15/15 (d)		7,415	5,375,875
8.625%, 12/01/11		3,162	2,624,460	Berry Plastics Holding Corp.,
Lear Corp.:				5.195%, 9/15/14 (d)		3,150	1,149,750
8.50%, 12/01/13		370	83,250	Crown European Holdings SA, 6.25%, 9/01/11	EUR	7,575	9,762,246
8.75%, 12/01/16		1,395	285,975	Graphic Packaging International Corp.:
				8.50%, 8/15/11	USD	1,320	1,141,800
			10,700,260	9.50%, 8/15/13		6,386	4,565,990
Automobiles — 0.2%				Impress Holdings BV, 4.219%, 9/15/13 (b)(d)		1,930	1,454,738
Ford Motor Co., 8.90%, 1/15/32		4,500	1,361,250	Owens-Brockway Glass Container, Inc.:
Beverages — 0.5%				8.25%, 5/15/13		1,020	1,025,100
Anheuser-Busch InBev Worldwide, Inc.,				6.75%, 12/01/14	EUR	2,665	3,186,655
7.75%, 1/15/19 (b)		3,710	3,699,245	Packaging Dynamics Finance Corp.,
				10%, 5/01/16 (b)	USD	2,550	1,077,375
Building Products — 0.2%				Pregis Corp., 12.375%, 10/15/13		4,485	1,984,613
Grohe Holding GmbH, 8.193%, 1/15/14 (d)	EUR	1,200	757,304	Rock-Tenn Co., 5.625%, 3/15/13		1,910	1,680,800
Momentive Performance Materials, Inc.,				Smurfit-Stone Container Enterprises, Inc.,
11.50%, 12/01/16	USD	5,075	951,563	8%, 3/15/17 (e)		1,565	187,800
			1,708,867				32,592,742
Capital Markets — 0.4%				Distributors — 0.6%
E*Trade Financial Corp.:				American Tire Distributors, Inc.,
12.50%, 11/30/17 (b)		6,832	3,108,503	7.458%, 4/01/12 (d)		6,835	4,784,500
12.50%, 11/30/17		550	250,250
				Diversified Financial Services — 4.4%
			3,358,753	Axcan Intermediate Holdings, Inc.,
Chemicals — 1.1%				12.75%, 3/01/16		3,230	3,011,975
American Pacific Corp., 9%, 2/01/15		3,100	2,650,500	FCE Bank Plc:
CII Carbon LLC, 11.125%, 11/15/15 (b)		2,340	1,380,600	7.125%, 1/16/12	EUR	10,200	9,215,194
Innophos, Inc., 8.875%, 8/15/14		2,480	2,033,600	Series JD, 2.538%, 9/30/09 (d)		1,140	1,378,293
MacDermid, Inc., 9.50%, 4/15/17 (b)		3,325	1,147,125	Ford Motor Credit Co. LLC:
Rockwood Specialties Group, Inc.,				5.70%, 1/15/10	USD	1,540	1,319,104
7.625%, 11/15/14	EUR	1,125	1,135,956	3.889%, 1/13/12 (d)		1,815	1,143,450
Terra Capital, Inc. Series B, 7%, 2/01/17	USD	325	299,000	GMAC LLC (b):
			8,646,781	3.461%, 12/01/14 (d)		5,501	2,750,500
				6.75%, 12/01/14		10,523	6,115,336
Commercial Services & Supplies — 2.2%				8%, 11/01/31		6,330	3,045,743
ARAMARK Corp.:				Leucadia National Corp., 8.125%, 9/15/15		6,200	4,905,750
4.67%, 2/01/15 (d)		2,000	1,525,000	Southern Star Central Corp., 6.75%, 3/01/16 (b)		2,090	1,745,150
8.50%, 2/01/15		250	230,000
Allied Waste North America, Inc.:							34,630,495
6.125%, 2/15/14		2,210	2,077,400	Diversified Telecommunication Services — 4.7%
Series B, 7.375%, 4/15/14		300	284,250	Broadview Networks Holdings, Inc.,
Corrections Corp. of America, 6.75%, 1/31/14		2,025	1,938,937	11.375%, 9/01/12		5,230	3,033,400
DI Finance Series B, 9.50%, 2/15/13		1,835	1,729,487	Cincinnati Bell, Inc., 7.25%, 7/15/13		6,850	6,541,750
Mobile Services Group, Inc., 9.75%, 8/01/14		2,750	2,041,875	Citizens Communications Co., 6.25%, 1/15/13		915	829,219
US Investigations Services, Inc.,				Qwest Communications International, Inc.:
10.50%, 11/01/15 (b)		2,800	2,135,000	3.50%, 11/15/25 (a)		3,400	3,136,500
Waste Management, Inc., 7.375%, 3/11/19		1,585	1,616,579	Series B, 7.50%, 2/15/14		1,395	1,206,675
West Corp., 11%, 10/15/16		6,025	4,006,625
			17,585,153

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par			Par
Corporate Bonds		(000)	Value	Corporate Bonds	(000)	Value

Diversified Telecommunication Services (concluded)				Hotels, Restaurants & Leisure — 3.2%
Qwest Corp.:				American Real Estate Partners LP,
7.50%, 10/01/14 (f)	USD	9,670	$8,799,700	7.125%, 2/15/13	USD 13,385	$10,641,075
7.50%, 6/15/23		1,600	1,208,000	CCM Merger, Inc., 8%, 8/01/13 (b)	2,140	877,400
Series WI, 6.50%, 6/01/17 (f)		6,500	5,395,000	Fontainebleau Las Vegas Holdings LLC,
Wind Acquisition Finance SA,				10.25%, 6/15/15 (b)	225	6,750
9.75%, 12/01/15 (b)	EUR	1,000	1,162,528	Galaxy Entertainment Finance Co. Ltd. (b):
Windstream Corp.:				7.323%, 12/15/10 (d)	1,425	1,140,000
8.125%, 8/01/13	USD	4,605	4,535,925	9.875%, 12/15/12	1,800	1,188,000
8.625%, 8/01/16		1,145	1,124,963	Gaylord Entertainment Co., 8%, 11/15/13	1,270	838,200
			36,973,660	Great Canadian Gaming Corp.,
				7.25%, 2/15/15 (b)	2,340	1,684,800
Electric Utilities — 1.9%				Greektown Holdings, LLC,
Edison Mission Energy, 7.20%, 5/15/19		75	52,125	10.75%, 12/01/13 (b)(e)(h)	3,200	160,000
Elwood Energy LLC, 8.159%, 7/05/26		1,374	1,047,809	Harrah’s Operating Co., Inc.:
Entergy Texas, Inc., 7.125%, 2/01/19		1,835	1,793,923	10%, 12/15/15 (b)	580	179,800
IPALCO Enterprises, Inc.:				10.75%, 2/01/16	1,089	206,910
7.25%, 4/01/16 (b)		1,670	1,477,950	10.75%, 2/01/18	9,971	1,117,879
8.625%, 11/14/11 (g)		1,500	1,432,500	10%, 12/15/18 (b)	3,230	969,000
NSG Holdings LLC, 7.75%, 12/15/25 (b)		7,725	6,102,750	Little Traverse Bay Bands of Odawa Indians,
Tenaska Alabama Partners LP, 7%, 6/30/21 (b)		4,164	3,212,190	10.25%, 2/15/14 (b)	5,965	2,386,000
			15,119,247	Scientific Games Corp., 0.75%, 12/01/24 (a)(g)	740	675,250
Electronic Equipment & Instruments — 0.1%				Snoqualmie Entertainment Authority,
Sanmina-SCI Corp., 8.125%, 3/01/16		2,400	840,000	5.384%, 2/01/14 (b)(d)	1,175	293,750
				Travelport LLC:
Energy Equipment & Services — 1.0%				5.886%, 9/01/14 (d)	600	192,000
Compagnie Generale de Geophysique-Veritas:				11.875%, 9/01/16	100	29,500
7.50%, 5/15/15		735	580,650	Tropicana Entertainment LLC Series WI,
7.75%, 5/15/17		5,720	4,375,800	9.625%, 12/15/14 (e)(h)	405	1,012
North American Energy Partners, Inc.,				Virgin River Casino Corp., 9%, 1/15/12 (e)	8,165	816,500
8.75%, 12/01/11		1,665	1,215,450	Waterford Gaming LLC, 8.625%, 9/15/14 (b)	3,069	1,841,400
Transocean, Inc. Series A, 1.625%, 12/15/37 (a)		1,630	1,497,562
						25,245,226
			7,669,462
				Household Durables — 1.9%
Food & Staples Retailing — 0.6%				American Greetings Corp., 7.375%, 6/01/16	2,045	1,002,050
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		3,200	1,920,000	Ashton Woods USA LLC, 5.50%, 2/24/12 (b)(i)	4,220	1,519,128
Rite Aid Corp., 7.50%, 3/01/17		4,865	2,505,475	Centex Corp., 4.55%, 11/01/10	360	327,600
			4,425,475	Jarden Corp., 7.50%, 5/01/17	2,085	1,678,425
Food Products — 0.9%				KB Home, 6.375%, 8/15/11	2,850	2,565,000
DGS International Finance Co.,				Ply Gem Industries, Inc., 11.75%, 6/15/13	8,300	3,693,500
10%, 6/01/07 (b)(e)(h)		20,000	2	Stanley-Martin Communities LLC,
Smithfield Foods, Inc., 7.75%, 7/01/17		1,000	620,000	9.75%, 8/15/15	14,000	4,200,000
Tyson Foods, Inc., 10.50%, 3/01/14 (b)		6,000	6,120,000			14,985,703
			6,740,002	IT Services — 1.0%
Health Care Equipment & Supplies — 2.2%				Alliance Data Systems Corp.,
Biomet, Inc., 10%, 10/15/17		2,300	2,277,000	1.75%, 8/01/13 (a)(b)	5,680	4,011,500
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15		3,860	926,400	First Data Corp., 9.875%, 9/24/15	4,620	2,702,700
DJO Finance LLC:				iPayment Investors LP, 12.75%, 7/15/14 (b)(c)	491	122,751
10.875%, 11/15/14		13,000	9,652,500	SunGard Data Systems, Inc.,
11.75%, 11/15/14		455	279,825	10.625%, 5/15/15 (b)	1,080	945,000
Hologic, Inc., 2%, 12/15/37 (a)(g)		6,720	4,586,400			7,781,951
			17,722,125	Independent Power Producers & Energy Traders — 3.3%
Health Care Providers & Services — 1.7%				The AES Corp., 8.75%, 5/15/13 (b)	350	344,750
Community Health Systems, Inc. Series WI,				Dynegy Holdings, Inc.:
8.875%, 7/15/15		815	770,175	8.375%, 5/01/16	630	426,825
Tenet Healthcare Corp. (b):				7.75%, 6/01/19	3,410	2,216,500
9%, 5/01/15		6,615	6,383,475	Energy Future Holdings Corp.,
10%, 5/01/18		6,055	5,858,212	11.25%, 11/01/17 (c)	8,500	3,591,250
			13,011,862

See Notes to Financial Statements.

8 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Independent Power Producers & Energy Traders (concluded)				Media (concluded)
NRG Energy, Inc.:				Nielsen Finance LLC:
7.25%, 2/01/14	USD	2,635	$2,476,900	11.625%, 2/01/14 (b)	USD	1,930	$1,739,413
7.375%, 2/01/16		15,895	14,782,350	10%, 8/01/14		7,980	6,862,800
Texas Competitive Electric Holdings Co. LLC,				9%, 8/01/14	EUR	600	565,985
10.50%, 11/01/16 (c)		6,300	2,362,500	20.856%, 8/01/16 (i)	USD	380	157,700
			26,201,075	ProtoStar I Ltd., 18%, 10/15/12 (a)(b)		3,928	2,160,453
				Rainbow National Services LLC,
Industrial Conglomerates — 0.6%				10.375%, 9/01/14 (b)		3,723	3,797,460
Sequa Corp. (b):				TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		14,760	7,564,500
11.75%, 12/01/15		6,480	972,000	Time Warner Cable, Inc.:
13.50%, 12/01/15 (c)		10,914	1,461,211	7.50%, 4/01/14		2,150	2,192,114
Tyco International Finance SA,				8.25%, 4/01/19		1,000	1,027,622
8.50%, 1/15/19 (f)		2,475	2,554,665	Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)		5,450	2,929,375
			4,987,876				84,023,306
Insurance — 0.1%				Metals & Mining — 3.6%
USI Holdings Corp., 5.113%, 11/15/14 (b)(d)		1,530	719,100	Aleris International, Inc. (e):
Machinery — 0.8%				9%, 12/15/14		2,135	1,281
ESCO Corp. (b):				10%, 12/15/16		4,700	3,290
5.195%, 12/15/13 (d)		1,110	699,300	Arch Western Finance LLC, 6.75%, 7/01/13		1,250	1,143,750
8.625%, 12/15/13		2,810	2,135,600	BHP Billiton Finance USA Ltd., 6.50%, 4/01/19		4,900	4,964,386
RBS Global, Inc., 8.875%, 9/01/16		1,205	903,750	Barrick Gold Corp., 6.95%, 4/01/19		2,195	2,205,016
Titan International, Inc., 8%, 1/15/12		3,315	2,585,700	Drummond Co., Inc., 7.375%, 2/15/16 (b)		2,470	1,605,500
			6,324,350	Evraz Group SA (b):
				8.875%, 4/24/13		3,170	2,012,950
Marine — 0.4%				9.50%, 4/24/18		2,120	1,176,600
Horizon Lines, Inc., 4.25%, 8/15/12 (a)		4,660	2,230,975	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)		3,225	2,709,000
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		1,217	693,690	Freeport-McMoRan Copper & Gold, Inc.,
			2,924,665	4.995%, 4/01/15 (d)		3,525	2,899,312
Media — 10.7%				Novelis, Inc., 7.25%, 2/15/15		7,475	2,990,000
Affinion Group, Inc., 10.125%, 10/15/13		5,890	4,476,400	RathGibson, Inc., 11.25%, 2/15/14		6,665	1,399,650
CCO Holdings LLC, 8.75%, 11/15/13 (e)(h)		5,445	4,546,575	Ryerson, Inc.:
COX Communications, Inc., 8.375%, 3/01/39 (b)		5,650	5,301,112	8.545%, 11/01/14 (d)		1,670	864,225
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		1,130	1,113,050	12%, 11/01/15		650	368,875
Cablevision Systems Corp. Series B, 8%, 4/15/12		2,875	2,795,937	Steel Dynamics, Inc., 7.375%, 11/01/12		2,780	2,168,400
Catalina Marketing Corp.,				Vedanta Resources Plc, 9.50%, 7/18/18 (b)		2,925	1,842,750
10.50%, 10/01/15 (b)(c)(g)		12,125	8,123,750				28,354,985
Charter Communications Holdings II, LLC (e)(h):				Multiline Retail — 0.4%
10.25%, 9/15/10		3,395	3,055,500	Dollar General Corp., 10.625%, 7/15/15		3,400	3,391,500
Series B, 10.25%, 9/15/10		770	685,300
Charter Communications Operating, LLC,				Oil, Gas & Consumable Fuels — 12.7%
8.375%, 4/30/14 (b)(e)(h)		290	255,200	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		8,135	5,938,550
DirecTV Holdings LLC, 8.375%, 3/15/13		2,345	2,371,381	Atlas Pipeline Partners LP, 8.75%, 6/15/18		3,320	1,859,200
EchoStar DBS Corp., 7%, 10/01/13		7,340	6,807,850	Berry Petroleum Co., 8.25%, 11/01/16		2,625	1,443,750
Harland Clarke Holdings Corp.:				Chesapeake Energy Corp.:
5.984%, 5/15/15 (d)		980	343,000	9.50%, 2/15/15		6,500	6,321,250
9.50%, 5/15/15		1,180	520,675	6.375%, 6/15/15		1,610	1,356,425
Intelsat Corp., 9.25%, 6/15/16 (b)		5,700	5,272,500	7.25%, 12/15/18		4,460	3,662,775
Intelsat Subsidiary Holding Co. Ltd. (b):				2.25%, 12/15/38 (a)		3,550	1,828,250
8.50%, 1/15/13		1,890	1,781,325	Cimarex Energy Co., 7.125%, 5/01/17		2,745	2,209,725
8.875%, 1/15/15		1,350	1,252,125	Compton Petroleum Finance Corp.,
Lamar Advertising Co. Series B,				7.625%, 12/01/13		4,845	1,526,175
2.875%, 12/31/10 (a)		1,770	1,621,762	Connacher Oil and Gas Ltd.,
Liberty Media Corp., 3.125%, 3/30/23 (a)		2,775	2,154,094	10.25%, 12/15/15 (b)		6,010	1,893,150
Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,393	323,873	Corral Finans AB, 2.594%, 4/15/10 (b)(c)		1,539	775,157
Mediacom Broadband LLC, 8.50%, 10/15/15		1,600	1,440,000	Denbury Resources, Inc.:
Mediacom LLC, 9.50%, 1/15/13		450	420,750	7.50%, 12/15/15		1,750	1,522,500
NTL Cable Plc, 8.75%, 4/15/14		355	335,475	9.75%, 3/01/16		3,350	3,232,750
Network Communications, Inc.,				EXCO Resources, Inc., 7.25%, 1/15/11		2,105	1,631,375
10.75%, 12/01/13		200	28,250	El Paso Corp., 8.25%, 2/15/16		2,875	2,688,125
				Encore Acquisition Co., 6%, 7/15/15		1,955	1,436,925

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Oil, Gas & Consumable Fuels (concluded)				Road & Rail — 0.3%
Forest Oil Corp. (b):				CSX Corp., 7.375%, 2/01/19	USD	2,630	$2,436,545
8.50%, 2/15/14	USD	6,840	$6,344,100	Semiconductors & Semiconductor Equipment — 0.1%
7.25%, 6/15/19		8,570	6,770,300	Spansion, Inc., 4.386%, 6/01/13 (b)(e)		3,425	770,625
Hess Corp., 8.125%, 2/15/19		3,395	3,499,804
Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		3,515	3,356,825	Software — 0.0%
Marathon Oil Corp., 7.50%, 2/15/19		1,890	1,904,154	BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)		2,180	292,253
Massey Energy Co., 3.25%, 8/01/15 (a)		6,900	4,226,250	Specialty Retail — 1.8%
Newfield Exploration Co.:				Asbury Automotive Group, Inc., 8%, 3/15/14		5,400	2,619,000
6.625%, 4/15/16		1,185	1,060,575	Buffets, Inc., 12.50%, 11/01/14 (e)(h)		1,855	186
7.125%, 5/15/18		665	588,525	General Nutrition Centers, Inc.:
OPTI Canada, Inc.:				6.404%, 3/15/14 (d)		3,305	2,065,625
7.875%, 12/15/14		4,190	1,833,125	10.75%, 3/15/15		6,095	4,388,400
8.25%, 12/15/14		7,415	3,318,213	Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(g)		2,735	1,418,781
PetroHawk Energy Corp. (b):				Michaels Stores, Inc.:
10.50%, 8/01/14		2,910	2,895,450	10%, 11/01/14		605	285,106
7.875%, 6/01/15		4,795	4,219,600	11.375%, 11/01/16		1,295	479,150
Range Resources Corp., 6.375%, 3/15/15		1,840	1,633,000	United Auto Group, Inc., 7.75%, 12/15/16		5,255	2,627,500
Roseton-Danskammer 2001 Series B,							13,883,748
7.67%, 11/08/16		4,025	3,048,938
Sabine Pass LNG LP, 7.50%, 11/30/16		1,025	686,750	Textiles, Apparel & Luxury Goods — 0.3%
SandRidge Energy, Inc.:				Levi Strauss & Co., 8.875%, 4/01/16		2,675	2,073,125
4.833%, 4/01/14 (d)		2,250	1,351,334	Thrifts & Mortgage Finance — 0.3%
8.625%, 4/01/15 (c)		3,670	2,385,500	Residential Capital LLC, 8.50%, 5/15/10 (b)		3,536	2,634,320
8%, 6/01/18 (b)		4,200	3,087,000	Tobacco — 0.9%
Southwestern Energy Co., 7.50%, 2/01/18 (b)		410	395,650	Altria Group, Inc., 10.20%, 2/06/39		2,820	2,880,734
Swift Energy Co., 7.125%, 6/01/17		3,425	1,986,500	Vector Group Ltd., 11%, 8/15/15		5,500	4,400,000
Tennessee Gas Pipeline Co., 8%, 2/01/16 (b)		2,610	2,610,000
Whiting Petroleum Corp., 7.25%, 5/01/12		1,325	1,089,813				7,280,734
Williams Cos, Inc., 8.75%, 1/15/20 (b)		2,540	2,527,300	Wireless Telecommunication Services — 7.2%
			100,144,788	American Tower Corp.:
				5%, 2/15/10 (a)		2,620	2,620,000
Paper & Forest Products — 1.7%				7.125%, 10/15/12		375	376,875
APP Finance II Mauritius Ltd., 12% (a)(e)(h)(j)		21,000	105,000	BCM Ireland Preferred Equity Ltd.,
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)		5,184	1,360,567	8.959%, 2/15/17 (b)(c)	EUR	3,902	259,220
Boise Cascade LLC, 7.125%, 10/15/14		1,985	813,850	Cricket Communications, Inc.:
Bowater, Inc., 9%, 8/01/09		5,590	1,397,500	9.375%, 11/01/14		4,835	4,605,337
Louisiana-Pacific Corp., 13%, 3/15/17 (b)		300	2,550,000	10%, 7/15/15 (b)	USD	5,030	4,841,375
NewPage Corp., 10%, 5/01/12		14,495	5,037,013	Crown Castle International Corp., 9%, 1/15/15		1,495	1,498,738
Verso Paper Holdings LLC Series B:				Digicel Group Ltd. (b):
4.92%, 8/01/14 (d)		4,635	1,344,150	8.875%, 1/15/15		5,740	3,702,300
9.125%, 8/01/14		1,415	530,625	9.125%, 1/15/15 (c)		5,660	3,438,450
11.375%, 8/01/16		2,680	629,800	FiberTower Corp., 9%, 11/15/12 (a)(b)		3,110	991,312
			13,768,505	iPCS, Inc., 3.295%, 5/01/13 (d)		6,810	5,107,500
				Leap Wireless International, Inc.,
Pharmaceuticals — 0.8%				4.50%, 7/15/14 (a)(b)		1,120	831,600
Angiotech Pharmaceuticals, Inc.,				MetroPCS Wireless, Inc.:
5.011%, 12/01/13 (d)		9,075	5,898,750	9.25%, 11/01/14		9,170	8,894,900
Catalent Pharma Solutions, Inc.,				9.25%, 11/01/14 (b)		2,830	2,730,950
9.75%, 4/15/17	EUR	510	67,759	Nextel Communications, Inc.:
Elan Finance Plc, 8.875%, 12/01/13	USD	455	364,000	Series D, 7.375%, 8/01/15		2,080	1,102,400
			6,330,509	Series E, 6.875%, 10/31/13		610	347,700
				Nordic Telephone Co. Holdings ApS,
Professional Services — 0.1%				8.875%, 5/01/16 (b)		1,290	1,206,150
FTI Consulting, Inc., 7.75%, 10/01/16		550	548,625	Orascom Telecom Finance SCA,
Real Estate Investment Trusts (REITs) — 0.2%				7.875%, 2/08/14 (b)		1,385	886,400
HCP, Inc., 5.65%, 12/15/13		1,740	1,309,750	Sprint Capital Corp.:
Real Estate Management & Development — 0.1%				7.625%, 1/30/11		10,400	9,620,000
Realogy Corp.:				6.875%, 11/15/28		1,786	1,089,460
10.50%, 4/15/14 (f)		2,575	721,000	Sprint Nextel Corp., 1.632%, 6/28/10 (d)		2,300	2,128,514
12.375%, 4/15/15		1,360	231,200	Verizon Wireless Capital LLC, 5.55%, 2/01/14 (b)		390	390,326
			952,200				56,669,507
				Total Corporate Bonds — 81.8%			644,905,965
See Notes to Financial Statements.

10 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

		Par				Par
Floating Rate Loan Interests		(000)	Value	Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 0.2%				Hotels, Restaurants & Leisure — 0.2%
Hawker Beechcraft Acquisition Co. LLC:				Travelport LLC (fka Travelport Inc.) Loan,
Letter of Credit Facility Deposit,				8.018%, 3/27/12	USD	9,246	$1,756,701
1.12%, 3/26/14	USD	182	$81,592	Independent Power Producers & Energy Traders — 2.0%
Term Loan, 2.518% – 3.22%, 3/26/14		3,088	1,385,973	Calpine Generating Co., LLC Second Priority
			1,467,565	Term Loan, 4.095%, 3/29/14		2,977	2,266,536
Auto Components — 0.7%				Dynegy Holdings Inc.:
Allison Transmission, Inc. Term Loan,				Line of Credit Facility Term Loan,
3.22% – 3.32%, 8/07/14		3,435	2,266,064	2.02%, 4/02/13		1,745	1,511,796
Dana Holding Corp. Term Loan Advance,				Tranche Term Loan B, 2.02%, 4/02/13		79	68,761
7.25%, 1/31/15		6,706	1,519,994	NRG Energy, Inc.:
Delphi Automative Systems:				Credit-Linked Deposit, 1.12%, 2/01/13		428	383,519
Initial Tranche Term Loan C, 10.50%, 6/30/09		9,514	1,325,193	Term Loan, 2.72%, 2/01/13		802	718,688
Subsequent Tranche Term Loan C,				Texas Competitive Electric Holdings Co., LLC:
10.50%, 6/30/09		993	138,314	Term Loan B-1, 4.018% – 4.033%, 10/10/14		1,000	657,401
				Term Loan B-2, 4.018% – 4.033%, 10/10/14		1,478	971,687
			5,249,565	Term Loan B-3, 4.018% – 4.033%, 10/10/14		14,483	9,499,275
Automobiles — 0.2%							16,077,663
General Motors Corp. Secured Term Loan,
8%, 11/29/13		4,565	1,888,795	Machinery — 0.4%
				Navistar International Transportation Corp.:
Building Products — 0.6%				Advance Term Loan, 3.768%, 1/19/12		3,263	2,537,242
Building Material Corp. of America Term Loan				Revolving Credit, 3.669% – 3.768%, 1/19/12		1,187	922,633
Advance, 5%, 2/22/14		2,030	1,416,695
Masonite International:							3,459,875
Canadian Term Loan 6.75%, 4/06/13		4,698	1,837,249	Media — 1.6%
US Term Loan, 6.25%, 4/06/13		4,249	1,661,670	EB Sports Corp. Loan, 9.27%, 5/01/12		6,426	1,606,572
			4,915,614	HMH Publishing Co. Ltd. (fka Education Media):
				Mezzanine, 5.256%, 11/14/14		17,588	5,276,330
Capital Markets — 0.1%				Tranche A, 8.256%, 6/12/14		7,232	4,456,643
Marsico Parent Co., LLC Term Loan,				Newsday, LLC Fixed Rate Term Loan,
4.813% – 7.50%, 12/15/14		1,395	662,797	9.75%, 8/01/13		1,000	906,250
Chemicals — 0.7%							12,245,795
PQ Corp.:
First Lien Term Loan, 4.47%, 7/31/14		2,729	1,617,155	Oil, Gas & Consumable Fuels — 1.0%
Second Lien Term Loan,				Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		9,411	7,529,192
4.43% – 4.47%, 7/30/15		8,250	2,887,500	Paper & Forest Products — 0.5%
Solutia Inc. Loan, 8.50%, 2/28/14		2,130	1,380,115	Georgia-Pacific LLC Term Loan B,
			5,884,770	2.518% – 3.293%, 12/20/12		3,978	3,499,456
				Verso Paper Finance Holdings LLC Term Loan,
Diversified Telecommunication Services — 1.3%				7.685%, 2/01/13		4,335	216,754
Hawaiian Telcom Communications, Inc. Tranche C
Term Loan, 4.75%, 5/30/14		3,156	1,424,729				3,716,210
Wind Finance SL S.A. Euro Facility (Second Lien):				Real Estate Management & Development — 0.2%
7.44%, 12/17/14	EUR	6,120	7,026,143	Realogy Corp.:
7.991%, 3/22/15	USD	2,250	1,938,751	Letter of Credit Assignment,
			10,389,623	0.319%, 10/10/13		577	327,772
				Term Loan B, 4.177%, 10/10/13		1,821	1,034,178
Health Care Providers & Services — 1.0%
CHS/Community Health Systems, Inc.:							1,361,950
Delayed Draw Term Loan, 2.768%, 7/25/14	USD	143	123,487	Road & Rail — 0.1%
Funded Term Loan, 2.768% – 3.506%, 7/25/14		2,806	2,420,579	Avis Budget Car Rental LLC Term Loan B,
HCA Inc. Tranche Term Loan A-1,				4.93%, 4/19/12		2,493	1,023,537
2.958% – 3.459%, 11/17/12		6,424	5,532,646	Transportation Infrastructure — 0.9%
			8,076,712	SBA Telecommunications Term Loan,
				2.206%, 11/01/10		7,400	6,586,000
				Total Floating Rate Loan Interests — 11.7%			92,292,364

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Non-Government Agency	Par
Mortgage-Backed Securities	(000)	Value
Commercial Mortgage-Backed Securities — 1.9%
Crown Castle Towers LLC Series 2005-1A (b):
Class AFL, 0.936%, 6/15/35 (d)	USD 8,410	$7,653,100
Class AFX, 4.643%, 6/15/35	2,355	2,249,025
Global Signal Trust Series 2006-1 Class A2,
5.45%, 2/15/36 (b)	5,320	4,974,200
Total Non-Government Agency Mortgage-Backed Securities — 1.9%		14,876,325

Common Stocks	Shares
Capital Markets — 0.0%
E*Trade Financial Corp. (h)	311,240	398,387
Communications Equipment — 0.7%
Loral Space & Communications Ltd. (h)	257,872	5,508,146
Diversified Telecommunication Services — 0.0%
PTV, Inc. (h)	2	1,000
Electrical Equipment — 0.1%
Medis Technologies Ltd. (h)	852,625	375,155
SunPower Corp. Class B (h)	2,142	42,412
		417,567
Household Durables — 0.0%
Ashton Woods Class B Membership Units	1	0
Oil, Gas & Consumable Fuels — 0.1%
EXCO Resources, Inc. (h)	46,204	462,040
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (b)(h)	691,101	422,961
Ainsworth Lumber Co. Ltd. (h)	615,817	376,094
Western Forest Products, Inc. (b)(h)	330,542	40,636
Western Forest Products, Inc. (h)	1,280,355	157,404
		997,095
Total Common Stocks — 1.0%		7,784,235

Preferred Securities
	Par
Capital Trusts	(000)	Value
Diversified Financial Services — 0.7%
Citigroup, Inc. Series E, 8.40% (d)(j)	USD 10,315	5,829,419
Total Capital Trusts — 0.7%		5,829,419

Preferred Stocks	Shares
Diversified Telecommunication Services — 0.0%
PTV, Inc. Series A, 10%	130	16
Total Preferred Stocks — 0.0%		16
Total Preferred Securities — 0.7%		5,829,435

Warrants (k)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	201,408	2

See Notes to Financial Statements.

Warrants (k)	Shares	Value
Media — 0.0%
Virgin Media, Inc. (expires 1/10/11)	117,980	$4,601
Total Warrants — 0.0%		4,603

	Beneficial
	Interest
Other Interests (l)	(000)
Media — 0.0%
Adelphia Escrow	USD 25,500	2,550
Adelphia Recovery Trust (h)	31,981	127,922
Total Other Interests — 0.0%		130,472
Total Investments (Cost — $1,210,448,747*) — 97.1%		765,823,399
Other Assets Less Liabilities — 2.9%		22,531,153
Net Assets — 100.0%		$788,354,552

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,212,621,608
Gross unrealized appreciation	$3,606,507
Gross unrealized depreciation	(450,404,716)
Net unrealized depreciation	$(446,798,209)

(a) Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d) Variable rate security. Rate shown is as of report date.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) All or a portion of security pledged as collateral in connection with swaps.
(g) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h) Non-income producing security.
(i) Represents a step-up bond. Rate shown reflects the effective yield at the time of purchase.
(j) Security is perpetual in nature and has no stated maturity date.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(l) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
* Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(29,156,762)	$ 2,069
BlackRock Liquidity Funds, TempFund	—	$132,035

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

12 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Schedule of Investments (continued)

•Credit default swaps on single name issues-buy protection outstanding as of
March 31, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate Counterparty Expiration			(000)		(Depreciation)
Harrahs Operating	5%	JPMorgan	September	USD	1,120	$ 629,594
Company, Inc.		Chase Bank NA	2013
AVIS Budget Car	5%	Credit Suisse	December	USD	1,150	82,295
Rental LLC		International	2013
AVIS Budget Car	5%	Goldman Sachs December		USD	1,035	180,836
Rental LLC		Bank USA	2013
Cummins, Inc.	2.50%	JPMorgan	December	USD	2,000	(62,330)
		Chase Bank NA	2013
Domtar Corp.	5.25%	Credit Suisse	December	USD	4,000	351,400
		International	2013
First Data Corp.	5%	JPMorgan	December	USD	783	29,022
		Chase Bank NA	2013
Hertz Corp.	5%	Credit Suisse	December	USD	2,340	129,003
		International	2013
Hertz Corp.	5%	Goldman Sachs December		USD	1,600	126,002
		Bank USA	2013
JPMorgan Chase	5%	JPMorgan	December	USD	2,348	87,066
Bank		Chase Bank NA	2013
Meadwest Vaco	3%	JPMorgan	December	USD	4,000	(256,560)
Corp.		Chase Bank NA	2013
Black and	3.80%	Goldman Sachs	March	USD	4,000	(138,856)
Decker Corp.		Bank USA	2014
Borgwarner, Inc.	4.20%	JPMorgan	March	USD	2,000	27,948
		Chase Bank NA	2014
CSX Corp.	1.60%	Deutsche	March	USD	2,500	(5,955)
		Bank AG	2014
Compagnie	4.40%	JPMorgan	March	USD	6,387	(248,370)
Financiere		Chase Bank NA	2014
Michelin
Edison Mission	7.10%	Credit Suisse	March	USD	2,000	180,136
Energy		International	2014
GMAC LLC	5%	JPMorgan	March	USD	8,350	1,939,650
		Chase Bank NA	2014
Host Hotels &	5%	Goldman Sachs	March	USD	8,125	(382,410)
Resorts LP		Bank USA	2014
International	7.45%	JPMorgan	March	USD	4,000	(367,612)
Paper Co.		Chase Bank NA	2014
JC Penney Co.	5.40%	Goldman Sachs	March	USD	5,000	(243,140)
		Bank USA	2014
Louisiana-Pacific	5%	JPMorgan	March	USD	1,650	(102,374)
Corp.		Chase Bank NA	2014
Macys Inc.	7.90%	Goldman Sachs	March	USD	5,000	(247,160)
		Bank USA	2014
Masco Corp.	5.35%	JPMorgan	March	USD10,000		(40,630)
		Chase Bank NA	2014
Mohawk	3.90%	JPMorgan	March	USD	5,000	50,395
Industries, Inc.		Chase Bank NA	2014
Nabors	3.80%	Goldman Sachs	March	USD	5,000	(205,840)
Industries, Inc.		Bank USA	2014
Nordstrom, Inc.	4.35%	Goldman Sachs	March	USD	3,000	(49,110)
		Bank USA	2014
Stora Enso Oyj	5.95%	Goldman Sachs	March	USD	2,532	55,973
		Bank USA	2014
Stora Enso Oyj	4.85%	JPMorgan	March	USD	2,633	164,643
		Chase Bank NA	2014

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty Expiration		(000)		(Depreciation)

Temple-Inland Inc.	5%	JPMorgan	March	USD	3,660	$ (339,232)
		Chase Bank NA	2014
Tyson Foods	4.22%	Goldman Sachs	March	USD	6,500	(347,874)
		Bank USA	2014
Upm-Kymmene	4.75%	Goldman Sachs	March	USD	2,532	(30,720)
Oyj		Bank USA	2014
Upm-Kymmene	3.75%	JPMorgan	March	USD	2,633	74,399
Oyj		Chase Bank NA	2014
Total						$ 1,040,189

•Credit default swaps on single name issues-sold protection outstanding as of
March 31, 2009 were as follows:

	Receive			Notional
	Fixed			Amount		Unrealized
Issuer[1]	Rate	Counterparty	Expiration	(000)[2]		Depreciation

Ford Motor Co.	4.20%	Deutsche	March	USD	6,000	$(3,186,750)
		Bank AG	2010
Ford Motor Co.	4.70%	UBS AG	June	USD	7,000	(3,858,015)
			2010
Total						$(7,044,765)

1 Credit rating is CCC using the Standard & Poor’s ratings.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
•Credit default swaps on traded indexes-sold protection outstanding as of March 31,
2009 were as follows:

	Receive			Notional
	Fixed			Amount		Unrealized
Issuer[1]	Rate	Counterparty	Expiration	(000)[2]		Depreciation

Dow Jones	5%	Credit Suisse	June	USD	8,727	$(1,683,408)
North America		International	2013
High Yield Index
Series 10 Volume 1
Dow Jones	5%	JPMorgan	December	USD	7,103	(422,146)
North America		Chase Bank NA	2013
High Yield Index
Series 11 Volume 2
Total						$(2,105,554)

1 Credit rating is B– using Standard & Poor’s weighted average ratings of the underlying securities in the index.
2 The maximum potential amount the Fund may pay should a negative credit event take place under the terms of the agreement.
•Foreign currency exchange contracts as of March 31, 2009 were as follows:

						Unrealized
Currency			Currency		Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)

USD	1,314,121	EUR	970,000	Citibank NA	5/20/09	$ 25,370
USD	31,629,219	EUR	24,533,000	Deutsche	5/20/09	(965,555)
				Bank AG
USD	1,738,224	CAD	2,250,000	Citibank NA	6/10/09	(47,697)
CAD	1,935,000	USD	1,503,181	UBS AG	6/10/09	32,711
Total						$ (955,171)

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Schedule of Investments (concluded)

•Currency Abbreviations:
CAD Canadian Dollar
EUR Euro
USD U.S. Dollar

•Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identi-
cal or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 7,365,875	—	—
Level 2	697,898,354	$ 4,166,443	$(13,231,744)
Level 3	60,559,170	—	—
Total	$765,823,399	$ 4,166,443	$(13,231,744)

* Other financial instruments are foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation/depreciation of the instruments.

The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

Investments in
Securities
Assets
Balance as of September 30, 2008	$19,644,136
Accrued discounts/premiums	870,855
Realized gain (loss)	(4,387,829)
Change in unrealized appreciation (depreciation)[1]	(92,862,768)
Net purchases (sales)	(3,190,370)
Net transfers in/out of Level 3	140,485,146
Balance as of March 31, 2009	$60,559,170

1 Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements.

14 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Statement of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $1,210,448,747)	$ 765,823,399
Unrealized appreciation on swaps	4,108,362
Unrealized appreciation on forward foreign currency exchange contracts	58,081
Cash	8,260,863
Foreign currency at value (cost — $768)	775
Swap premiums paid	8,811,544
Interest receivable	23,040,708
Investments sold receivable	10,154,977
Capital shares sold receivable	5,531,892
Principal paydown receivable	185,146
Swaps receivable	129,138
Prepaid expenses	51,422
Other assets	12,490
Total assets	826,168,797

Liabilities

Unrealized depreciation on swaps	12,218,492
Unrealized depreciation on forward foreign currency exchange contracts	1,013,252
Swap premiums received	3,391,962
Investments purchased payable	11,594,645
Dividends payable	6,799,874
Capital shares redeemed payable	1,084,712
Other affiliates payable	63,271
Swaps payable	342,565
Distribution fees payable	262,057
Investment advisory fees payable	275,653
Officer’s and Directors’ fees payable	351
Other accrued expenses payable	499,138
Other liabilities	268,273
Total liabilities	37,814,245

Net Assets	$ 788,354,552

Net Assets Consist of

Institutional Shares, $0.10 par value, 500,000,000 shares authorized	$ 6,390,655
Investor A Shares, $0.10 par value, 500,000,000 shares authorized	12,311,894
Investor B Shares, $0.10 par value, 1,500,000,000 shares authorized	1,421,359
Investor C Shares, $0.10 par value, 200,000,000 shares authorized	2,032,184
Investor C1 Shares, $0.10 par value, 200,000,000 shares authorized	3,528,465
Paid-in capital in excess of par	3,250,440,363
Undistributed net investment income	15,437,994
Accumulated net realized loss	(2,049,520,819)
Net unrealized appreciation/depreciation	(453,687,543)
Net Assets	$ 788,354,552

Net Asset Value

Institutional — Based on net assets of $195,995,077 and 63,906,550 shares outstanding	$ 3.07
Investor A — Based on net assets of $377,942,834 and 123,118,935 shares outstanding	$ 3.07
Investor B — Based on net assets of $43,648,233 and 14,213,593 shares outstanding	$ 3.07
Investor C — Based on net assets of $62,419,433 and 20,321,839 shares outstanding	$ 3.07
Investor C1 — Based on net assets of $108,348,975 and 35,284,647 shares outstanding	$ 3.07

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Investment Income

Interest	$ 52,670,516
Facility and other fees	358,216
Income — affiliated	134,331
Total income	53,163,063

Expenses

Investment advisory	1,721,645
Service — Investor A	479,896
Service and distribution — Investor B	192,365
Service and distribution — Investor C	313,220
Service and distribution — Investor C1	478,124
Transfer agent — Institutional	303,195
Transfer agent — Investor A	461,808
Transfer agent — Investor B	110,151
Transfer agent — Investor C	278,952
Transfer agent — Investor C1	238,586
Accounting services	105,947
Printing	65,540
Professional	53,526
Registration	36,292
Custodian	26,250
Officer and Directors	20,417
Miscellaneous	53,724
Total expenses	4,939,638
Less fees waived by advisor	(177)
Less fees paid indirectly	(450)
Total expenses after fees waived and paid indirectly	4,939,011
Net investment income	48,224,052

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(99,941,935)
Swaps	(8,809,286)
Options written	1,500,000
Foreign currency	3,092,765
(104,158,456)
Net change in unrealized appreciation/depreciation on:
Investments	(162,705,806)
Swaps	(3,594,896)
Options written	(141,300)
Foreign currency	(1,253,369)
Unfunded corporate loans	16,960
(167,678,411)
Total realized and unrealized loss	(271,836,867)
Net Decrease in Net Assets Resulting from Operations	$ (223,612,815)

See Notes to Financial Statements.

16 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2009	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$ 48,224,052	$ 99,731,623
Net realized loss	(104,158,456)	(68,917,318)
Net change in unrealized appreciation/depreciation	(167,678,411)	(193,308,817)
Net decrease in net assets resulting from operations	(223,612,815)	(162,494,512)

Dividends to Shareholders From
Net investment income:
Institutional	(12,697,745)	(25,556,310)
Investor A	(24,031,248)	(47,095,464)
Investor B	(3,037,916)	(8,033,651)
Investor C	(3,478,704)	(5,765,367)
Investor C1	(7,066,122)	(15,615,122)
Decrease in net assets resulting from dividends to shareholders	(50,311,735)	(102,065,914)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(18,427,716)	(57,597,678)

Redemption Fees
Redemption fees	12,387	41,463

Net Assets
Total decrease in net assets	(292,339,879)	(322,116,641)
Beginning of period	1,080,694,431	1,402,811,072
End of period	$ 788,354,552	$1,080,694,431
End of period undistributed net investment income	$ 15,437,994	$ 17,525,677

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Financial Highlights

			Institutional
Six Months Ended
	March 31, 2009		Year Ended September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.13	$5.12	$5.12	$5.04	$5.15	$4.92
Net investment income[1]	0.19	0.39	0.39	0.38	0.40	0.37
Net realized and unrealized gain (loss)[2]	(1.05)	(0.98)	(0.01)	0.08	(0.09)	0.24
Net increase (decrease) from investment operations	(0.86)	(0.59)	0.38	0.46	0.31	0.61
Dividends from net investment income	(0.20)	(0.40)	(0.38)	(0.38)	(0.42)	(0.38)
Net asset value, end of period	$3.07	$4.13	$5.12	$5.12	$5.04	$5.15

Total Investment Return[3]
Based on net asset value	(20.73)%[4]	(12.25)%	7.75%	9.54%	6.05%	12.63%[5]

Ratios to Average Net Assets
Total expense, after fees waived and paid indirectly	0.81%[6]	0.72%	0.66%	0.64%	0.60%	0.64%
Total expenses	0.81%[6]	0.72%	0.66%	0.64%	0.60%	0.64%
Net investment income	12.19%[6]	8.23%	7.50%	7.55%	7.75%	7.33%

Supplemental Data
Net assets, end of period (000)	$195,995	$261,913	$331,998	$333,995	$341,122	$539,484
Portfolio turnover	43%	72%	80%	77%	67%	103%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount, which had no impact on the total investment return.
6 Annualized.

See Notes to Financial Statements.

18 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Financial Highlights (continued)

			Investor A
Six Months Ended
	March 31, 2009		Year Ended September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.14	$5.12	$5.12	$5.05	$5.15	$4.92
Net investment income[1]	0.19	0.38	0.38	0.37	0.39	0.36
Net realized and unrealized gain (loss)[2]	(1.06)	(0.97)	0.00[3]	0.06	(0.09)	0.23
Net increase (decrease) from investment operations	(0.87)	(0.59)	0.38	0.43	0.30	0.59
Dividends from net investment income	(0.20)	(0.39)	(0.38)	(0.36)	(0.40)	(0.36)
Net asset value, end of period	$3.07	$4.14	$5.12	$5.12	$5.05	$5.15

Total Investment Return[4]
Based on net asset value	(21.00)%[5]	(12.23)%	7.51%	9.06%	5.99%	12.35%[6]

Ratios to Average Net Assets
Total expense, after fee waived and paid indirectly	1.00%[7]	0.93%	0.89%	0.89%	0.85%	0.89%
Total expenses	1.00%[7]	0.93%	0.89%	0.89%	0.85%	0.89%
Net investment income	12.01%[7]	7.91%	7.27%	7.29%	7.58%	7.09%

Supplemental Data
Net assets, end of period (000)	$377,943	$495,943	$607,913	$551,649	$488,006	$471,585
Portfolio turnover	43%	72%	80%	77%	67%	103%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Amount is less than $0.01 per share.
4 Total investment returns exclude the effects of any sales charges.
5 Aggregate total investment return.
6 The previous investment advisor reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount, which had no impact on the total investment return.
7 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Financial Highlights (continued)

			Investor B
Six Months Ended
	March 31, 2009		Year Ended September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.14	$5.13	$5.12	$5.05	$5.15	$4.92
Net investment income[1]	0.18	0.35	0.35	0.34	0.36	0.34
Net realized and unrealized gain (loss)[2]	(1.06)	(0.98)	0.01	0.07	(0.08)	0.23
Net increase (decrease) from investment operations	(0.88)	(0.63)	0.36	0.41	0.28	0.57
Dividends from net investment income	(0.19)	(0.36)	(0.35)	(0.34)	(0.38)	(0.34)
Net asset value, end of period	$3.07	$4.14	$5.13	$5.12	$5.05	$5.15

Total Investment Return[3]
Based on net asset value	(21.27)%[4]	(12.91)%	7.14%	8.49%	5.44%	11.77%[5]

Ratios to Average Net Assets
Total expense, after fees waived and paid indirectly	1.70%[6]	1.51%	1.43%	1.42%	1.37%	1.40%
Total expenses	1.70%[6]	1.51%	1.43%	1.42%	1.37%	1.40%
Net investment income	11.32%[6]	7.34%	6.72%	6.78%	6.99%	6.57%

Supplemental Data
Net assets, end of period (000)	$43,648	$74,449	$152,559	$284,787	$428,812	$648,270
Portfolio turnover	43%	72%	80%	77%	67%	103%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount, which had no impact on the total investment return.
6 Annualized.

See Notes to Financial Statements.

20 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Financial Highlights (continued)

		Investor C
	Six Months Ended		Period
	March 31,	Year Ended	October 2, 2006[1]
	2009	September 30,	to September 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$4.14	$5.13	$5.13
Net investment income[2]	0.14	0.31	0.29
Net realized and unrealized gain (loss)[3]	(1.03)	(0.98)	0.03
Net increase (decrease) from investment operations	(0.89)	(0.67)	0.32
Dividends from net investment income	(0.18)	(0.32)	(0.32)
Net asset value, end of period	$3.07	$4.14	$5.13

Total Investment Return[4]
Based on net asset value	(21.55)%[5]	(13.57)%	6.30%[5]

Ratios to Average Net Assets
Total expense, after fees waived and paid indirectly	2.40%[6]	2.27%	2.16%[6]
Total expenses	2.40%[6]	2.27%	2.16%[6]
Net investment income	10.60%[6]	6.57%	6.05%[6]

Supplemental Data
Net assets, end of period (000)	$62,419	$80,535	$70,070
Portfolio turnover	43%	72%	80%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Includes a redemption fee, which is less than $0.01 per share.
4 Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Financial Highlights (concluded)

			Investor C1
Six Months Ended
	March 31, 2009		Year Ended September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$4.14	$5.13	$5.12	$5.05	$5.15	$4.92
Net investment income[1]	0.18	0.35	0.35	0.34	0.36	0.33
Net realized and unrealized gain (loss)[2]	(1.06)	(0.98)	0.01	0.08	(0.09)	0.23
Net increase (decrease) from investment operations	(0.88)	(0.63)	0.36	0.42	0.27	0.56
Dividends from net investment income	(0.19)	(0.36)	(0.35)	(0.35)	(0.37)	(0.33)
Net asset value, end of period	$3.07	$4.14	$5.13	$5.12	$5.05	$5.15

Total Investment Return[3]
Based on net asset value	(21.28)%[4]	(12.96)%	7.07%	8.42%	5.38%	11.72%[5]

Ratios to Average Net Assets
Total expense, after fees waived and paid indirectly	1.72%[6]	1.57%	1.50%	1.48%	1.43%	1.46%
Total expenses	1.72%[6]	1.57%	1.50%	1.48%	1.43%	1.46%
Net investment income	11.30%[6]	7.28%	6.66%	6.70%	7.00%	6.53%

Supplemental Data
Net assets, end of period (000)	$108,349	$167,855	$240,270	$274,416	$220,443	$191,203
Portfolio turnover	43%	72%	80%	77%	67%	103%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount, which had no impact on the total investment return.
6 Annualized.

See Notes to Financial Statements.

22 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock High Income Fund (the “Fund”), a series of BlackRock
Bond Fund, Inc. (the “Bond Fund”), is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Bond Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor
A, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B,
Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribu-
tion expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s
Board of Directors (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable invest-
ments, various relationships observed in the market between invest-
ments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Fund values its investment in BlackRock Liquidity Series, LLC Cash Sweep at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price.
If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an inde-
pendent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/
or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign cur-
rency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (continued)

using a pricing service and/or procedures approved by the Board.
Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Fund may engage in various port-
folio investment strategies both to increase the return of the Fund and to hedge, or protect its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•Forward foreign currency exchange contracts — A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The
Fund may enter into forward foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions.
Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•Options — The Fund may purchase and write call and put options.
A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to
(or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enter into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation.
When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or index. Exercise of a written option could result in the Fund purchas-
ing a security at a price different from the current market value. The
Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

•Swaps — The Fund may enter into swap agreements, in which the
Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accompanying Statement
of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as un-
realized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps — The Fund may enter into credit default swaps for investment purposes or to manage its credit risk. The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed
(as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g.
bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). The Fund may either buy or sell (write)
credit default swaps. As a buyer, the Fund will either receive from

24 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (continued)

the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or under-
lying securities comprising of an index. As a seller (writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Fund may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a num-
ber of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major dif-
ference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a pre-
payment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase in the secondary market certain mortgage pass-
through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage related securities and among the securities that they issue.
For example, mortgage-related securities guaranteed by the Government
National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage
Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through
Certificates, which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Fund may invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the
Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets under-
lying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteris-
tics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (continued)

Floating Rate Loans: The Fund invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically predetermined by ref-
erence to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans.
Other fees earned/paid include commitment, amendment, consent, com-
missions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income or expense. Prepayment penalty fees are recognized on the accrual basis. When the Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commit-
ment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contrac-
tual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., options, swaps, written options or forward for-
eign currency exchange contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain invest-
ments (e.g., swaps and written options).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securi-
ties. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended September 30, 2008. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve finan-
cial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses deriva-
tives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

26 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (continued)

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Transactions with
Affiliates:

The Bond Fund, on behalf of the Fund, entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indi-
rect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. The PNC Financial Services Group,
Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stock-
holder of BlackRock following its acquisition of Merrill Lynch & Co., Inc.
(“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and
Merrill Lynch were considered affiliates of the Fund under the 1940 Act.
Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock,
BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such serv-
ices, the Fund pays a monthly fee with respect to the Fund based upon the aggregate average daily value of the net assets of the Fund and
Master Total Return Portfolio of Master Bond LLC (“Master LLC”) at the
following annual rates: 0.55% of the Bond Fund’s average daily net assets not exceeding $250 million; 0.50% of average daily net assets in excess of $250 million but not exceeding $500 million; 0.45% of average daily net assets in excess of $500 million but not exceeding
$750 million; and 0.40% of average daily net assets in excess of
$750 million. For the six months ended March 31, 2009, the aggre-
gate average daily net assets of the Fund and Master LLC was approximately $3,565,261,000.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statement of Operations as fees waived by advisor.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the
Advisor, under which the Advisor pays BFM, for services it provides, a monthly fee that is an annual percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended March 31, 2009, the Fund reimbursed the
Advisor $10,308 for certain accounting services, which is included in accounting services in the Statement of Operations.

Effective October 1, 2008, the Fund has entered into a Distribution
Agreement and Distribution Plan with BlackRock Investments, LLC
(“BIL”) which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BIL and BDI are affiliates of BlackRock,
Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker dealer for providing shareholder servicing and/or distribution-
related services to Investor A, Investor B, Investor C and Investor
C1 shareholders.

For the six months ended March 31, 2009, the Distributor earned under-
writing discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A shares which totaled
$31,029 and affiliates received contingent deferred sales charges of
$25,984, $18,863 and $2,240 relating to transactions in Investor B,
Investor C and Investor C1 Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $986 relating to trans-
actions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund’s transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (continued)

accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period October 1,
2008 to December 31, 2008 in which they were considered affiliated, the Fund paid $627,571 in return for these services, which are a com-
ponent of the transfer agent fees in the accompanying Statement of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund.
For the six months ended March 31, 2009, the Fund earned $227, which is included in income — affiliated in the Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended March 31, 2009, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees
Institutional	$4,374
Investor A	$7,500
Investor B	$1,524
Investor C	$1,278
Investor C1	$2,346

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Advisor for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales (including paydowns) of investments for the six months ended March 31, 2009 were $352,070,157 and
$357,506,962, respectively.

Transactions in call options written for the six months ended March 31,
2009 were as follows:

		Premiums
	Contracts	Received
Outstanding call options written, beginning
of the period	30	$465,000
Options expired	(30)	(465,000)
Outstanding call options written, end of
the period	—	—

Transactions in put options written for the six months ended March 31,
2009 were as follows:

		Premiums
	Contracts	Received
Outstanding put options written, beginning
of period	30	$1,035,000
Options expired	(30)	(1,035,000)
Outstanding put options written, end of
the period	—	—

4. Commitments:

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loans
(“commitments”). Commitments may obligate the Fund to furnish tem-
porary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a com-
mitment fee, typically set as a percentage of the commitment amount.
Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of
Additional Information, subject to various other legal, regulatory or con-
tractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of
October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of
Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and

28 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (continued)

(b) reserve adjusted one month LIBOR, plus, in each case, the higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-

ment) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended March 31, 2009.

6. Capital Loss Carryforwards:

As of September 30, 2008, the Fund had capital loss carryforwards available to offset future realized gains through the indicated
expiration dates:

Expires September 30,
2009	$ 387,766,347
2010	187,386,138
2011	684,131,730
2012	458,613,508
2013	8,631,903
2014	59,615,799
2015	82,988,587
2016	10,095,668
Total	$1,879,229,680

7. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counter-
party risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of invest-
ments and cash due from counterparties. The extent of the Fund’s expo-
sure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

8. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,749,388	$21,011,671	6,329,137	$ 30,100,025
Shares issued to shareholders in reinvestment of dividends	3,267,771	10,173,660	4,286,210	20,127,963
Total issued	10,017,159	31,185,331	10,615,347	50,227,988
Shares redeemed	(9,508,109)	(30,334,462)	(12,072,116)	(56,936,668)
Net increase (decrease)	509,050	$850,869	(1,456,769)	$ (6,708,680)

Investor A
Shares sold	15,136,413	$46,184,221	23,336,122	$ 111,917,683
Shares issued to shareholders in reinvestment of dividends	5,292,538	16,492,759	6,614,812	31,081,321
Total issued	20,428,951	62,676,980	29,950,934	142,999,004
Shares redeemed	(17,246,007)	(54,948,998)	(28,660,935)	(135,820,581)
Net increase	3,182,944	$7,727,982	1,289,999	$ 7,178,423

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Notes to Financial Statements (concluded)

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Investor B
Shares sold	420,351	$1,299,732	684,052	$3,288,803
Shares issued to shareholders in reinvestment of dividends	547,517	1,710,063	931,983	4,407,136
Total issued	967,868	3,009,795	1,616,035	7,695,939
Shares redeemed	(4,753,365)	(15,079,114)	(13,383,842)	(64,387,425)
Net decrease	(3,785,497)	$(12,069,319)	(11,767,807)	$(56,691,486)

Investor C
Shares sold	4,848,846	$15,150,462	9,985,623	$47,955,162
Shares issued to shareholders in reinvestment of dividends	972,730	3,034,248	1,105,426	5,176,498
Total issued	5,821,576	18,184,710	11,091,049	53,131,660
Shares redeemed	(4,966,180)	(15,908,436)	(5,292,853)	(24,728,472)
Net increase	855,396	$2,276,274	5,798,196	$28,403,188

Investor C1
Shares sold	37,105	$120,542	125,441	$584,611
Shares issued to shareholders in reinvestment of dividends	1,698,213	5,301,646	2,503,496	11,790,255
Total issued	1,735,318	5,422,188	2,628,937	12,374,866
Shares redeemed	(7,032,129)	(22,635,710)	(8,925,021)	(42,153,989)
Net decrease	(5,296,811)	$(17,213,522)	(6,296,084)	$(29,779,123)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

30 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

The Fund is managed by a team of financial professionals. Effective May 8, 2009, James Keenan, CFA, Mitchell S. Garfin, CFA and
Derek Schoenhofen are the portfolio managers and are primarily responsible for the day-to-day management of the Fund’s portfolio.

Mr. Keenan is Managing Director of BlackRock, Inc. since 2004 and senior high yield trader at Columbia Management Group from
2003 to 2004.

Mr. Garfin is Managing Director of BlackRock, Inc. since 2007 and portfolio manager thereof since 2005 and credit research analyst in
BlackRock’s Portfolio Management Group from 2000 to 2006.

Mr. Schoenhofen is Director of BlackRock, Inc. since 2006 and Member of BlackRock’s Portfolio Management Group from 2000 to 2006.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

32 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock GNMA Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

34 BLACKROCK HIGH INCOME FUND

MARCH 31, 2009

This report is not authorized for use as an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance.
Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Bond Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#10251-2-3/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 20, 2009